Property, plant and equipment	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Property, plant and equipment
13.	Property, plant and equipment
Property, plant and equipment consists of the following:

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Capital work- in- progress		Total
	(In millions)
Cost as at April 1, 2020	Rs.	295,033.7	Rs.	1,215,337.7	Rs.	6,146.1	Rs.	27,159.4	Rs.	17,571.2	Rs.	3,762.3	Rs.	89,046.8	Rs.	1,654,057.1
Additions		3,959.5		76,015.8		1,262.8		470.2		284.6		—		94,659.8		176,652.7
Transferred to gross block		—		—		—		—		—		—		(81,144.2)		(81,144.2)
Addition through business aquisitions		—		0.7		3.0		0.9		2.3		—		—		6.9
Impairment of assets- reimagine (refer note 46)		—		—		—		—		—		—		(22,978.4)		(22,978.4)
Reversal of impairment loss (refer note 18(a))		—		—		—		—		—		—		214.7		214.7
Currency translation		16,911.4		70,040.3		137.4		1,346.3		995.6		147.4		5,289.1		94,867.5
Disposals/Adjustments		(839.7)		(4,764.1)		(852.2)		(1,544.7)		(743.7)		(372.8)		—		(9,117.2)

Cost as at March 31, 2021		315,064.9		1,356,630.4		6,697.1		27,432.1		18,110.0		3,536.9		85,087.8		1,812,559.1

Accumulated Depreciation as at April 1, 2020		(54,484.5)		(752,693.4)		(2,718.1)		(16,171.0)		(10,925.7)		(1,670.9)		—		(838,663.6)
Depreciation for the year		(12,180.3)		(91,022.9)		(1,222.9)		(2,189.3)		(1,048.6)		—		—		(107,664.0)
Addition through business aquisitions		—		(0.3)		(0.4)		(0.4)		(0.3)		—		—		(1.4)
Reversal of impairment loss (refer note 18 (a))		178.6		1,473.1		4.2		8.7		2.0		—		—		1,666.6
Currency translation		(3,193.9)		(45,760.5)		(68.2)		(624.7)		(582.9)		—		—		(50,230.2)
Writeoff/impairment of assets		(395.2)		(239.1)		—		(4.5)		—		—		—		(638.8)
Disposals/Adjustments		434.2		2,990.3		515.5		1,442.3		630.8		—		—		6,013.1

Accumulated Depreciation as at March 31, 2021		(69,641.1)		(885,252.8)		(3,489.9)		(17,538.9)		(11,924.7)		(1,670.9)		—		(989,518.3)

Net carrying amount as at March 31, 2021	Rs.	245,423.8	Rs.	471,377.6	Rs.	3,207.2	Rs.	9,893.2	Rs.	6,185.2	Rs.	1,866.0	Rs.	85,087.8	Rs.	823,040.8

															US$	11,257.6

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Capital work- in- progress		Total
	(In millions)
Cost as at April 1, 2019	Rs.	259,382.6	Rs.	1,083,365.4	Rs.	4,498.6	Rs.	25,220.4	Rs.	16,255.1	Rs.	3,727.8	Rs.	87,996.3	Rs.	1,480,446.2
Adjustment on initial application of IFRS 16		(1,733.9)		(1,923.4)		—		(1,861.5)		(43.1)		—		—		(5,561.9)

Adjusted opening balance		257,648.7		1,081,442.0		4,498.6		23,358.9		16,212.0		3,727.8		87,996.3		1,474,884.3
Additions		27,534.1		108,941.6		2,105.5		3,442.2		1,332.7		—		35,918.3		179,274.4
Transferred to Gross Block		—		—		—		—		—		—		(35,654.4)		(35,654.4)
Addition through business aquisitions		53.0		11.6		0.3		—		6.0		—		—		70.9
Writeoff/impairment of assets		—		—		—		—		—		—		(1,336.5)		(1,336.5)
Currency translation		9,995.8		31,673.1		58.6		653.1		486.9		121.2		2,123.0		45,111.7
Disposals/Adjustments		(197.9)		(6,730.6)		(516.9)		(294.8)		(466.5)		(86.7)		—		(8,293.4)

Cost as at March 31, 2020		295,033.7		1,215,337.7		6,146.1		27,159.4		17,571.2		3,762.3		89,046.8		1,654,057.1

Accumulated Depreciation as at April 1, 2019		(41,870.0)		(646,968.3)		(2,224.7)		(15,850.3)		(9,612.7)		(1,616.9)		—		(718,142.9)
Adjustment on initial application of IFRS 16		420.8		1,444.3		—		1,805.7		23.7		—		—		3,694.5

Adjusted opening balance		(41,449.2)		(645,524.0)		(2,224.7)		(14,044.6)		(9,589.0)		(1,616.9)		—		(714,448.4)
Depreciation for the year		(11,152.5)		(89,308.5)		(933.9)		(2,001.9)		(1,197.1)		—		—		(104,593.9)
Currency translation		(1,820.9)		(18,630.4)		(31.3)		(319.6)		(266.0)		(54.0)		—		(21,122.2)
Writeoff/impairment of assets		(191.4)		(4,368.1)		(7.4)		(99.7)		(125.5)		—		—		(4,792.1)
Disposals/Adjustments		129.5		5,137.6		479.2		294.8		251.9		—		—		6,293.0

Accumulated Depreciation as at March 31, 2020		(54,484.5)		(752,693.4)		(2,718.1)		(16,171.0)		(10,925.7)		(1,670.9)		—	Rs.	(838,663.6)

Net carrying amount as at March 31, 2020	Rs.	240,549.2	Rs.	462,644.3	Rs.	3,428.0	Rs.	10,988.4	Rs.	6,645.5	Rs.	2,091.4	Rs.	89,046.8	Rs.	815,393.5